Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 16,932	$ 19,064
Marketable securities	19,591	75,135
Accounts receivable, net	131	617
Inventories, net	583	4,553
Prepaid and other current assets	2,517	6,181
Total current assets	39,754	105,550
Operating lease right-of-use assets	11,226	15,502
Property and equipment, net	281	7,665
Restricted Cash, Noncurrent	2,150	2,150
Other noncurrent assets	906	2,473
Total assets	54,317	133,340
Liabilities, Current [Abstract]
Accounts payable	3,442	3,218
Accrued Expenses and Other Current Liabilities	6,585	9,764
Contract liabilities, current	0	987
Convertible notes	0	8,594
Total current liabilities	10,027	22,563
Operating lease liabilities, non-current	14,858	16,681
Other noncurrent liabilities	409	126
Total liabilities	25,294	39,370
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS’ EQUITY:
Preferred stock—$0.0001 par value: 1,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock—$0.0001 par value: 600,000,000 shares authorized; 6,503,019 and 6,310,090 shares issued and outstanding at March 31, 2024 and December 31, 2023	1	1
Additional paid-in capital	366,647	345,757
Accumulated other comprehensive (loss) income	10	(1,279)
Accumulated deficit	(337,635)	(250,509)
Total stockholders’ equity	29,023	93,970
Total liabilities and stockholders’ equity	$ 54,317	$ 133,340